CONSOLIDATED FINANCIAL STATEMENTS DETAILS	12 Months Ended
Dec. 31, 2018
CONSOLIDATED FINANCIAL STATEMENTS DETAILS
CONSOLIDATED FINANCIAL STATEMENTS DETAILS

5. CONSOLIDATED FINANCIAL STATEMENTS DETAILS

Cash and Cash Equivalents

Cash and cash equivalents as of December 31, 2017 and 2018 consisted of the following:

	2017	2018	2018
	RUB	RUB	$
Cash	11,963	6,330	91.1
Cash equivalents:
Bank deposits	30,686	62,463	899.1
Investments in money market funds	3	3	0.1
Other cash equivalents	10	2	—
Total cash and cash equivalents	42,662	68,798	990.3

Accounts Receivable, Net

Accounts receivable as of December 31, 2017 and 2018 consisted of the following:

	2017	2018	2018
	RUB	RUB	$
Trade receivables	10,398	15,240	219.3
Allowance for doubtful accounts	(652)	(670)	(9.6)
Total accounts receivable, net	9,746	14,570	209.7

Movements in the allowance for doubtful accounts are as follows:

	2016	2017	2018	2018
	RUB	RUB	RUB	$
Balance at the beginning of the period	295	450	652	9.4
Charges to expenses	211	243	103	1.5
Utilization	(56)	(41)	(85)	(1.3)
Balance at the end of the period	450	652	670	9.6

             Other Current Assets

Other current assets as of December 31, 2017 and 2018 consisted of the following:

	2017	2018	2018
	RUB	RUB	$
Funds receivable	802	2,217	31.9
VAT reclaimable	882	2,002	28.8
Loans to employees	624	744	10.7
Other receivables	184	398	5.7
Inventory	40	265	3.8
Interest receivable	763	261	3.8
Loans granted to related parties (Note 17)	—	174	2.5
Prepaid income tax	25	78	1.1
Restricted cash	549	71	1.1
Prepaid other taxes	14	21	0.3
Loans granted to third parties	53	11	0.2
Other	103	202	2.9
Total other current assets	4,039	6,444	92.8

Restricted cash as of December 31, 2017 and 2018 consisted of the pledged cash in customs in the amount of RUB 138 and RUB 4  ($0.1), the cash reserved in a special escrow account before lapse of the claim period for warranties received in relation to the acquisition of Auto.ru in the amount of RUB 403 and nil, respectively, and other restricted cash in the total amount of RUB 8 and RUB 67  ($1.0), respectively.

             Other Non‑current Assets

Other non‑current assets as of December 31, 2017 and 2018 consisted of the following:

	2017	2018	2018
	RUB	RUB	$
Loans to employees	1,492	2,139	30.8
VAT reclaimable	638	626	8.9
Loans granted to third parties	849	402	5.8
Non-current content assets, net	29	335	4.8
Other receivables	57	73	1.1
Restricted cash	20	17	0.2
Loans granted to related parties (Note 17)	173	33	0.5
Interest receivable	43	5	0.1
Other non-current assets	—	178	2.6
Total other non-current assets	3,301	3,808	54.8

The loans granted to third parties as of December 31, 2018 represent a U.S. dollar loan bearing interest of 2% which is convertible in equity securities in 2019 and a RUB-denominated loan bearing interest of 3% per annum maturing in 2020 – 2025.

Investments in Non-Marketable Equity Securities

Investments in non‑marketable equity securities as of December 31, 2017 and 2018 consisted of the following:

	2017	2018	2018
	RUB	RUB	$
Yandex.Market B.V. (Note 4)	—	29,404	423.3
Uber International C.V. (Note 4)	—	4,392	63.2
Yandex.Money	1,206	1,676	24.1
Other	795	1,012	14.6
Total investments in non-marketable equity securities	2,001	36,484	525.2

Other includes limited partnership stakes in unaffiliated venture capital funds and minority investments in unaffiliated technology companies in the amount of RUB 632 and RUB 866 ($12.5) as of December 31, 2017 and 2018.

In July 2013, the Company completed the sale of a 75% (less one ruble) interest in the charter capital of Yandex.Money to Sberbank for a cash consideration of RUB 1,964  ($59.1 at the exchange rate as of the sale date). The Company retained a noncontrolling interest (25% plus one ruble) and significant influence over Yandex.Money's business; accordingly, the Company accounts for its investment under the equity method. The Company records its share of the results of the investee in the amount of income of RUB 374 and income of RUB 464  ($6.7) for the years ended December 31, 2017 and 2018, respectively, within the other (loss)/income, net line in the consolidated statements of income.

Summarized Financial Information for Yandex.Market B.V.

The following tables present summarized information about the assets, liabilities and results of operations of our equity method investee Yandex.Market B.V. for the period since the deconsolidation of Yandex.Market (Note 4) to December 31, 2018:

	2018 (unaudited)	2018
	RUB	$
Current assets	33,816	486.8
Non-current assets	442	6.4
Current liabilities	3,050	43.9
Non-current liabilities	46	0.7

	2018*	2018
	RUB	$
Total revenues	6,196	89.2
Total operating expenses	(8,026)	(115.5)
Net loss	(611)	(8.8)

* Since April 28 till December 31, 2018 (unaudited)

The Company records its share of the results of the investee in the amount of loss of RUB 576  ($8.3) for the year ended December 31, 2018, within the other (loss)/income, net line in the consolidated statements of income.

Accounts Payable and Accrued Liabilities

Accounts payable and accrued liabilities as of December 31, 2017 and 2018 comprise the following:

	2017	2018	2018
	RUB	RUB	$
Trade accounts payable and accrued liabilities	9,202	15,213	219.0
Salary and other compensation expenses payable/accrued to employees	1,909	1,673	24.1
Total accounts payable and accrued liabilities	11,111	16,886	243.1

Other (Loss)/Income, Net

The following table presents the components of other (loss)/income, net for the periods presented:

	2016	2017	2018	2018
	RUB	RUB	RUB	$
Foreign exchange (losses)/gains	(3,834)	(1,784)	3,155	45.4
Gain from sale of equity securities	157	33	—	—
Gain/(loss) from repurchases of convertible debt	53	(6)	—	—
Other	229	291	(233)	(3.4)
Total other (loss)/income, net	(3,395)	(1,466)	2,922	42.0

Income tax payable

Income and non-income taxes payable line of consolidated balance sheets included income tax payable in the amount of RUB 630 and RUB 843 ($12.1) as of December 31, 2017 and 2018, respectively.

Reclassifications Out of Accumulated Other Comprehensive Income

For the year ended December 31, 2016, the reclassification of foreign currency translation gain of RUB 103 from accumulated other comprehensive income resulted from liquidation of a foreign subsidiary.

There were no reclassifications of losses out of accumulated other comprehensive income in the years ended December 31, 2017 and 2018.